Income Taxes (Details) - Schedule of net deferred tax assets	Dec. 31, 2020 USD ($)
Deferred tax asset
Net operating loss carryforward	$ 12,204
Startup/organizational costs	19,009
Total deferred tax assets	31,213
Valuation allowance	(31,213)
Deferred tax assets, net of allowance